Subsequent Events (Narratives) (Details) (USD $)	12 Months Ended						1 Months Ended		3 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 property	Dec. 31, 2010	Dec. 31, 2012 Continuing Operations	Dec. 31, 2011 Continuing Operations	Dec. 31, 2010 Continuing Operations	Jul. 31, 2013 Domestic properties	Jun. 30, 2013 Domestic properties	Jun. 30, 2013 Domestic properties property	Mar. 31, 2013 Domestic properties property	Dec. 31, 2012 Domestic properties	Dec. 31, 2012 Domestic properties property	Dec. 31, 2011 Domestic properties
Retrospective Adjustment for Discontinued Operations
Properties sold		27							7	4		11
Proceeds from property sold							$ 1,300,000		$ 3,200,000	$ 27,900,000		$ 24,900,000
Gain (loss) on sale of real estate	(4,087,000)	471,000	0						(8,000,000)	2,700,000		(4,100,000)
Impairment charges	16,058,000	23,663,000	9,808,000	12,720,000	13,665,000	10,640,000				9,300,000	2,100,000	6,900,000	1,200,000
Gain (loss) on contract termination									8,100,000
Foreclosed property, value								8,700,000	8,700,000
Foreclosed property, related debt								13,000,000
Gain on deconsolidation	0	1,167,000	7,082,000					4,700,000
Retrospective restatement, amount				$ 6,300,000	$ 600,000	$ 400,000
Retrospective restatement, percentage impact				10.50%	1.80%	0.70%